CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	350,000,000
Common stock, shares issued	20,830,425
Common stock, shares outstanding	20,247,134
Treasury stock, shares	583,291
Gain on sale of disposed subsidiary	$ 31